Short-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Short-term debt
Schedule of short-term debt

	2024		2023		2022
Bank loan with HSBC Mexico for Ps.600,000 for six months with unsecured collateral at a variable rate of TIIE 91 plus 0.60 percentage point.	Ps.	—	Ps.	—	Ps.	600,000
Bank loan with Banco Nacional de México for Ps.400,000 for six months with unsecured collateral at a variable rate of TIIE 28 plus 1.0 percentage point.		—		—		400,000
Credit line of credit with Banco Santander Mexico for Ps.200,000 for 3 months with unsecured collateral at a variable rate of TIIE rate plus 1.40 percentage point.						200,000
Bank loan with HSBC Mexico for Ps.300,000 for six months with unsecured collateral at a variable rate of TIIE 28 plus 0.60 percentage point.		300,000		—
Bank loan with Banco Santander México for Ps.150,000, for three months with unsecured collateral at a variable rate of TIIE 28 plus 0.65 percentage point.		150,000			Ps.
Bank loan with Banco Scotiabank Mexico for Ps.150,000, for six months with unsecured collateral at a variable rate TIIE 28 plus 0.55 percentage points on average.		150,000
Total short-term debt		600,000	Ps.	—	Ps.	1,200,000